Stockholders Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders Equity (Deficit) [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity

A summary of the status of the Company’s Options as of December 31, 2014, 2013 and 2012 are presented below:

	December 31, 2014		December 31, 2013		December 31, 2012
	Options Outstanding	Weighted Average Exercise Price	Options Outstanding	Weighted Average Exercise Price	Options Outstanding	Weighted Average Exercise Price
Balance at beginning of period	341,081	$14.70	360,251	$16.14	565,026	$17.25
Granted	30,000	5.79	30,000	3.05	25,000	2.50
Exercised	(30,000)	3.02	—	—	—	—
Lapsed or cancelled	(134,179)	18.23	(49,170)	22.49	(229,775)	16.83
Balance at end of period	206,902	$12.82	341,081	$14.70	360,251	$16.14

Schedule of Calculation of Numerator and Denominator in Earnings Per Share

Earnings per share for the three and nine months ended September 30, 2015 and 2014 are computed as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Numerator - Income (loss):
Net income (loss) from continuing operations	$2,051	$(2,417)	$1,669	$60,914
Net income (loss) from discontinued operations	(41)	(41)	17	(522)
Net income (loss)	2,010	(2,458)	1,686	60,392
Net (income) loss attributable to noncontrolling interest	(20)	104	43	104
Preferred stock redemption costs	-	(2,912)	-	(2,912)
Preferred stock dividends	(1,559)	(2,192)	(4,676)	(5,773)
Net income (loss) available to common stockholders	$431	$(7,458)	$(2,947)	$51,811
Denominator-Weighted average shares:
Weighted average basic shares outstanding	57,666,780	29,481,537	53,226,406	23,702,710
Effect of dilutive securities:
Unvested share based payment awards	528,730	-	-	293,477
Options	11,905	-	-	16,489
Phantom shares	161,400	-	-	144,918
OP Units	469,868	-	-	139,097
Exchangeable Senior Notes	-	-	-	-
Diluted Shares	58,838,683	29,481,537	53,226,406	24,296,691

Earnings per share for the years ended December 31, 2014, 2013 and 2012 are computed as follows:

	For the Year Ended December 31,
	2014	2013	2012
Numerator - Income (loss):
Net income (loss) from continuing operations	$55,193	$(8,172)	$(18,341)
Net income (loss) from discontinued operations	(524)	392,999	(153,207)
Net income (loss)	54,669	384,827	(171,548)
Net loss attributable to noncontrolling interest	236	-	-
Preferred stock redemption costs	(2,912)	-	-
Preferred stock dividends	(7,349)	(7,162)	(7,162)
Net income (loss) available to common stockholders	$44,644	$377,665	$(178,710)
Denominator - Weighted average shares:
Weighted average basic shares outstanding	104,811,814	61,500,847	51,976,462
Effect of dilutive securities:
Unvested share based payment awards	1,259,950	-	-
Options	52,415	-	-
Phantom stock units	592,284	-	-
OP Units	1,033,877	-	-
Diluted Shares	107,750,340	61,500,847	51,976,462

Schedule of Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) as of September 30, 2015 and December 31, 2014 is comprised of the following:

	September 30, 2015	December 31, 2014
Net unrealized loss on derivative instruments	$(6,437)	$(3,189)
Net unrealized gain (loss) on debt securities	5,663	(466)
Foreign currency translation adjustments:
Gain on net investment hedge (1)	61	-
Other foreign currency translation adjustments	(418)	(48)
Total accumulated other comprehensive income	$(1,131)	$(3,703)

(1)    The Company's net investment hedge related to its net investment in the Gramercy European Property Fund is included in the foreign currency translation adjustments within other comprehensive income.

Accumulated other comprehensive income (loss) as of December 31, 2014, 2013 and 2012 is comprised of the following:

	As of December 31,
	2014	2013 (1)	2012
Net unrealized gain (loss) on debt securities	$(3,189)	$(1,219)	$84,691
Net unrealized loss on derivative instruments	(466)	(186)	(179,956)
Foreign currency translation adjustments	(48)	-	-
Total accumulated other comprehensive income (loss)	$(3,703)	$(1,405)	$(95,265)

(1)The Company reclassified unrealized gains on CMBS of $107,774 for the year ended December 31, 2013 into net income as a component of the gain on disposal of Gramercy Finance on the Consolidated Statement of Operations. The Company also reclassified the unamortized fair value of terminated swaps previously designated as cash flow hedges of $6,359 into net income as a component of the gain on disposal of Gramercy Finance on the Consolidated Statement of Operations.